Schedule of Investments

Emerald Growth Fund

July 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.28%
Consumer Discretionary: 7.80%
636,471	Arhaus, Inc.	$9,667,994
378,615	Arlo Technologies, Inc.(a)	5,739,803
161,415	BJ's Restaurants, Inc.(a)	5,097,486
52,386	Churchill Downs, Inc.	7,520,534
61,523	Chuy's Holdings, Inc.(a)	2,281,888
82,822	Jack in the Box, Inc.	4,922,940
71,723	Light & Wonder, Inc.(a)	7,688,706
221,117	National Vision Holdings, Inc.(a)	3,197,352
93,599	Ollie's Bargain Outlet Holdings, Inc.(a)	9,139,006
373,170	OneSpaWorld Holdings, Ltd.	6,004,305
705,369	PlayAGS, Inc.(a)	8,076,475
422,088	Portillo's, Inc.(a)	4,372,832
401,030	Sun Country Airlines Holdings, Inc.(a)	5,253,493
16,053	Visteon Corp.(a)	1,854,764
		80,817,578

Consumer Staples: 2.88%
218,070	Freshpet, Inc.(a)	26,539,119
222,197	Utz Brands, Inc.	3,297,403
		29,836,522

Consumer, Non-cyclical: 1.41%
222,051	Avid Bioservices, Inc.(a)	2,318,212
188,128	Longboard Pharmaceuticals, Inc.(a)	6,253,375
165,666	Vital Farms, Inc.(a)	6,045,152
		14,616,739

Energy: 4.46%
59,442	Atlas Energy Solutions, Inc.	1,262,548
45,798	Cactus, Inc.	2,890,770
421,025	Expro Group Holdings NV(a)	9,776,200
235,424	Northern Oil and Gas, Inc.	10,167,963
441,752	TETRA Technologies, Inc.(a)	1,647,735
117,051	Tidewater, Inc.(a)	11,583,367
112,820	Valaris, Ltd.(a)	8,866,524
		46,195,107

Financial Services: 11.18%
179,413	Axos Financial, Inc.(a)	13,098,943
353,622	Baldwin Insurance Group, Inc.(a)	15,467,426
140,507	Banc of California, Inc.	1,964,288
100,347	Bowhead Specialty Holdings, Inc.(a)	2,812,727
91,930	First Financial Bankshares, Inc.	3,535,628
382,316	Fulton Financial Corp.	7,405,461
37,307	Houlihan Lokey, Inc.	5,605,377
131,552	LendingTree, Inc.(a)	7,001,198
108,088	Mid Penn Bancorp, Inc.	3,204,809
202,151	Moelis & Co., Class A	13,746,268
Shares		Value (Note 2)
Financial Services (continued)
53,777	Orrstown Financial Services, Inc.	$1,890,799
199,236	Palomar Holdings, Inc.(a)	18,331,704
28,729	Selective Insurance Group, Inc.	2,594,803
362,628	Skyward Specialty Insurance Group, Inc.(a)	14,349,190
327,712	Trinity Capital, Inc.	4,787,872
		115,796,493

Healthcare: 22.26%
315,590	ACADIA Pharmaceuticals, Inc.(a)	6,002,522
223,446	Akero Therapeutics, Inc.(a)	5,972,712
365,503	Alphatec Holdings, Inc.(a)	3,691,580
121,755	AtriCure, Inc.(a)	2,626,255
146,379	Blueprint Medicines Corp.(a)	15,852,846
391,101	Bridgebio Pharma, Inc.(a)	10,149,071
118,164	Celldex Therapeutics, Inc.(a)	4,503,230
315,755	Collegium Pharmaceutical, Inc.(a)	12,178,670
201,593	CVRx, Inc.(a)	1,723,620
16,626	Haemonetics Corp.(a)	1,497,171
149,479	Immunovant, Inc.(a)	4,345,355
260,964	Insmed, Inc.(a)	18,985,131
31,277	Integer Holdings Corp.(a)	3,714,457
162,358	Intra-Cellular Therapies, Inc.(a)	12,780,822
337,615	Ironwood Pharmaceuticals, Inc.(a)	2,305,910
278,261	KalVista Pharmaceuticals, Inc.(a)	4,045,915
282,471	LivaNova PLC(a)	13,954,067
11,179	Madrigal Pharmaceuticals, Inc.(a)	3,182,214
162,059	Merit Medical Systems, Inc.(a)	13,822,012
812,409	NeoGenomics, Inc.(a)	14,404,012
110,998	Orthofix Medical, Inc.(a)	1,784,848
293,258	Quanterix Corp.(a)	4,328,488
277,812	RadNet, Inc.(a)	16,599,267
141,888	Soleno Therapeutics, Inc.(a)	6,843,258
120,690	TransMedics Group, Inc.(a)	17,169,359
340,733	Travere Therapeutics, Inc.(a)	3,250,593
242,412	Ultragenyx Pharmaceutical, Inc.(a)	10,913,388
117,584	Viking Therapeutics, Inc.(a)	6,702,288
1,097,932	WaVe Life Sciences, Ltd.(a)	7,257,331
		230,586,392

Industrials: 25.06%
208,542	AAR Corp.(a)	13,471,813
89,051	AeroVironment, Inc.(a)	15,899,166
27,649	ArcBest Corp.	3,485,157
264,371	ATI, Inc.(a)	17,900,560
112,798	Bowman Consulting Group, Ltd.(a)	4,029,145
195,982	Carpenter Technology Corp.	28,587,894
105,871	Chart Industries, Inc.(a)	17,053,701
21,270	Fabrinet(a)	4,691,311
556,647	First Advantage Corp.	9,585,461
105,819	Flywire Corp.(a)	1,937,546
308,776	FTAI Aviation Ltd(a)	34,413,085
15,711	Installed Building Products, Inc.	4,247,469

Shares		Value (Note 2)
Industrials (continued)
737,671	Kratos Defense & Security Solutions, Inc.(a)	$16,627,104
125,819	Louisiana-Pacific Corp.	12,350,393
112,024	Modine Manufacturing Co.(a)	13,180,744
215,599	Montrose Environmental Group, Inc.(a)	6,875,452
118,488	NV5 Global, Inc.(a)	12,220,852
448,097	Proficient Auto Logistics, Inc.(a)	9,029,155
185,045	RXO, Inc.(a)	5,867,777
157,076	Shift4 Payments, Inc.(a)	10,805,258
40,011	SPX Technologies Inc(a)	5,903,223
109,155	TriNet Group, Inc.	11,379,409
		259,541,675

Real Estate: 1.24%
66,473	Ryman Hospitality Properties, Inc.	6,681,201
89,755	Terreno Realty Corp.	6,140,140
		12,821,341

Technology: 21.15%
89,438	Agilysys, Inc.(a)	10,025,106
42,954	Clear Secure, Inc.	917,068
89,039	Cogent Communications Holdings, Inc.	6,285,263
646,181	Credo Technology Group Holding, Ltd.(a)	17,931,523
190,451	EverQuote, Inc., Class A(a)	4,968,867
243,582	FormFactor, Inc.(a)	13,046,252
32,685	Ibotta, Inc.(a)	2,197,739
72,073	Impinj, Inc.(a)	11,480,508
951,536	indie Semiconductor, Inc.(a)	5,690,185
61,097	InterDigital, Inc.	7,500,268
188,899	Kulicke & Soffa Industries, Inc.	8,910,366
94,723	Life360, Inc.(a)	3,177,957
96,297	MACOM Technology Solutions Holdings, Inc.(a)	9,718,293
210,335	Napco Security Technologies, Inc.	11,738,796
45,317	Onto Innovation, Inc.(a)	8,669,142
374,722	PDF Solutions, Inc.(a)	13,148,995
246,803	Q2 Holdings, Inc.(a)	16,651,799
156,691	Rambus, Inc.(a)	8,060,185
77,495	Rapid7, Inc.(a)	3,048,653
449,066	SkyWater Technology, Inc.(a)	3,323,088
93,005	Sprout Social, Inc.(a)	3,633,705
84,660	Synaptics, Inc.(a)	7,392,511
343,085	Tenable Holdings, Inc.(a)	15,754,463
165,807	TTM Technologies, Inc.(a)	3,213,340
331,746	Varonis Systems, Inc.(a)	18,289,157
470,917	Zuora, Inc., Class A(a)	4,271,217
		219,044,446

Telecommunications: 0.84%
218,046	Applied Optoelectronics, Inc.(a)	2,082,339
Shares		Value (Note 2)
Telecommunications (continued)
127,466	Lumentum Holdings, Inc.(a)	$6,600,190
		8,682,529

	Total Common Stocks
	(Cost $683,367,663)	1,017,938,822

SHORT-TERM INVESTMENT: 0.67%
	First American Government Obligations Fund, Class X
6,932,498	5.233% (b)	6,932,498

	Total Short-Term Investment
	(Cost $6,932,498)	6,932,498

Total Investments: 98.95%
(Cost $690,300,161)		1,024,871,320

Other Assets In Excess Of Liabilities: 1.05%		10,911,065
Net Assets: 100.00%		$1,035,782,385

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.74%
Communications: 0.50%
2,075	Wayfair, Inc., Class A(a)	$112,942

Consumer Discretionary: 13.19%
7,030	Amazon.com, Inc.(a)	1,314,469
3,479	Chipotle Mexican Grill, Inc.(a)	188,979
2,416	Churchill Downs, Inc.	346,841
304	Costco Wholesale Corp.	249,888
757	Hyatt Hotels Corp., Class A	111,529
18,943	Latham Group, Inc.(a)	68,953
225	Netflix, Inc.(a)	141,379
731	Tesla, Inc.(a)	169,643
3,566	TJX Cos., Inc.	403,029
		2,994,710

Consumer Staples: 2.10%
672	Constellation Brands, Inc., Class A	164,748
2,563	Freshpet, Inc.(a)	311,917
		476,665

Energy: 5.20%
2,021	Cactus, Inc.	127,565
1,401	Cheniere Energy, Inc.	255,879
989	Enphase Energy, Inc.(a)	113,844
4,705	Northern Oil and Gas, Inc.	203,209
80,180	TETRA Technologies, Inc.(a)	299,071
1,538	Weatherford International PLC	181,269
		1,180,837

Financial Services: 4.14%
4,933	Baldwin Insurance Group, Inc.(a)	215,769
48	First Citizens BancShares, Inc., Class A, Class A	100,209
1,444	KKR & Co., Inc., Class A	178,262
4,196	LendingTree, Inc.(a)	223,311
2,403	Palomar Holdings, Inc.(a)	221,100
		938,651

Health Care: 3.42%
661	Amgen, Inc.	219,763
318	Eli Lilly & Co.	255,758
107	Regeneron Pharmaceuticals, Inc.(a)	115,473
10,646	Teva Pharmaceutical Industries, Ltd.(a)	185,560
		776,554

Healthcare: 10.38%
9,195	ACADIA Pharmaceuticals, Inc.(a)	174,889
6,136	Insmed, Inc.(a)	446,394
1,679	Integer Holdings Corp.(a)	199,398
Shares		Value (Note 2)
Healthcare (continued)
3,333	Intra-Cellular Therapies, Inc.(a)	$262,374
5,679	LivaNova PLC(a)	280,543
1,964	Merit Medical Systems, Inc.(a)	167,509
7,202	Quanterix Corp.(a)	106,301
1,584	TransMedics Group, Inc.(a)	225,340
5,184	Ultragenyx Pharmaceutical, Inc.(a)	233,384
2,043	Viking Therapeutics, Inc.(a)	116,451
21,702	WaVe Life Sciences, Ltd.(a)	143,450
		2,356,033

Industrials: 8.32%
655	AeroVironment, Inc.(a)	116,944
7,050	Bloom Energy Corp., Class A(a)	95,457
1,712	Chart Industries, Inc.(a)	275,769
13,235	Kratos Defense & Security Solutions, Inc.(a)	298,317
1,277	Louisiana-Pacific Corp.	125,350
4,987	Shift4 Payments, Inc.(a)	343,056
1,719	Trex Co., Inc.(a)	143,760
1,236	Vertiv Holdings Co.	97,273
864	Visa, Inc., Class A	229,539
1,416	XPO, Inc.(a)	162,684
		1,888,149

Technology: 49.21%
6,557	Alphabet, Inc., Class A	1,124,788
8,517	Apple, Inc.	1,891,455
3,800	Broadcom, Ltd.	610,584
935	Cadence Design Systems, Inc.(a)	250,262
432	Crowdstrike Holdings, Inc., Class A(a)	100,207
4,717	Darling Ingredients, Inc.(a)	187,406
21,751	indie Semiconductor, Inc.(a)	130,071
150	KLA Corp.	123,461
1,662	Meta Platforms, Inc., Class A	789,168
5,376	Microsoft Corp.	2,249,050
878	Mongodb Inc(a)	221,572
20,956	NVIDIA Corp.	2,452,271
788	Palo Alto Networks, Inc.(a)	255,887
4,245	Pinterest, Inc., Class A(a)	135,628
12,713	SkyWater Technology, Inc.(a)	94,076
296	Super Micro Computer, Inc.(a)	207,688
7,508	Tenable Holdings, Inc.(a)	344,767
		11,168,341

Telecommunications: 0.70%
2,452	Uber Technologies, Inc.(a)	158,080

Utilities: 1.58%
10,626	AES Corp.	189,037

Shares		Value (Note 2)
Utilities (continued)
9,582	Aris Water Solutions, Inc.	$169,697
		358,734

	Total Common Stocks
	(Cost $12,997,158)	22,409,696

SHORT-TERM INVESTMENT: 1.24%
	First American Government Obligations Fund, Class X
281,582	5.233% (b)	281,582

	Total Short-Term Investment
	(Cost $281,582)	281,582

Total Investments: 99.98%
(Cost $13,278,740)		22,691,278

Other Assets In Excess Of Liabilities: 0.02%		3,715
Net Assets: 100.00%		$22,694,993

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

July 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.01%
Financial Services: 97.72%
Banks: 85.46%
4,442	Ameris Bancorp	$270,473
5,295	Atlantic Union Bankshares Corp.	218,631
31,241	Axos Financial, Inc.(a)	2,280,905
8,736	Banc of California, Inc.	122,129
29,103	Bancorp, Inc.(a)	1,508,700
2,315	Bank OZK	108,550
20,000	Blue Ridge Bankshares, Inc.(a)	55,600
13,080	Burke & Herbert Financial Services Corp.	885,518
16,270	Byline Bancorp, Inc.	456,374
7,371	Cadence Bank	242,285
22,070	Carter Bankshares Inc(a)	359,520
8,149	Citizens Financial Group, Inc.	347,718
42,886	CNB Financial Corp.	1,100,455
10,010	Coastal Financial Corp.(a)	527,527
105,742	Community Heritage Financial, Inc.	2,060,912
19,169	Community West Bancshares	397,556
25,356	ConnectOne Bancorp, Inc.	614,122
16,849	Customers Bancorp, Inc.(a)	1,086,424
12,617	East West Bancorp, Inc.	1,108,908
17,640	Esquire Financial Holdings, Inc.	1,087,859
4,530	Fifth Third Bancorp	191,800
85,424	Finwise Bancorp(a)	1,079,759
21,418	First BanCorp	459,416
938	First Citizens BancShares, Inc., Class A, Class A	1,958,253
20,920	First Financial Bankshares, Inc.	804,583
33,746	First Internet Bancorp	1,250,627
4,767	First Merchants Corp.	192,348
9,792	Firstsun Capital Bancorp(a)	409,306
18,040	Five Star Bancorp	530,376
63,986	F.N.B. Corp.	981,545
4,282	Home BancShares, Inc.	121,309
53,703	HomeStreet, Inc.	773,323
5,275	Huntington Bancshares, Inc.	78,861
2,841	Independent Bank Group, Inc.	167,790
53,343	KeyCorp	860,423
112,091	LINKBANCORP, Inc.	817,143
14,004	Live Oak Bancshares, Inc.	632,141
727	M&T Bank Corp.	125,168
53	Mechanics Bank/Walnut Creek CA	1,378,000
39,932	Metropolitan Bank Holding Corp.(a)	2,105,614
98,369	New York Community Bancorp, Inc.	1,034,842
32,033	Northeast Bancorp	2,327,518
9,770	OFG Bancorp	443,753
4,672	Origin Bancorp, Inc.	160,530
9,875	Pacific Premier Bancorp, Inc.	267,218
16,572	Pathward Financial, Inc.	1,119,273
Shares		Value (Note 2)
Banks (continued)
8,482	Pinnacle Financial Partners, Inc.	$816,986
11,196	Popular, Inc.	1,149,046
45,560	Primis Financial Corp.	601,392
3,676	Private Bancorp of America, Inc.(a)	161,376
4,016	Prosperity Bancshares, Inc.	291,240
13,110	QCR Holdings, Inc.	1,002,128
58,688	Shore Bancshares, Inc.	852,150
1,820	South State Corp.	180,125
10,408	Synovus Financial Corp.	486,574
19,108	Third Coast Bancshares, Inc.(a)	446,554
28,953	Veritex Holdings, Inc.	725,852
5,279	Webster Financial Corp.	261,944
17,931	Western Alliance Bancorp	1,442,728
9,990	Wintrust Financial Corp	1,080,918
15,048	Zions Bancorporation	777,530
		45,387,628

Commercial Banks: 0.49%
15,631	First Horizon National Corp.	261,506

Consumer Lending: 2.52%
25,126	LendingTree, Inc.(a)	1,337,206

Insurance: 4.15%
4,509	Bowhead Specialty Holdings, Inc.(a)	126,387
6,059	Selective Insurance Group, Inc.	547,249
38,646	Skyward Specialty Insurance Group, Inc.(a)	1,529,222
		2,202,858

Open End And Misc Investment Vehicles: 1.63%
59,403	Trinity Capital, Inc.	867,878

Property And Casualty Insurance: 3.47%
4,028	Kinsale Capital Group, Inc.	1,841,078

Real Estate: 0.29%
Diversified REITs: 0.29%
10,750	DigitalBridge Group, Inc.	151,898

	Total Common Stocks
	(Cost $34,471,737)	52,050,052

WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	1,556

	Total Warrants
	(Cost $211,219)	1,556

Shares		Value (Note 2)
SHORT-TERM INVESTMENT: 2.32%
	First American Government Obligations Fund, Class X
1,232,857	5.233% (b)	$1,232,857

	Total Short-Term Investment
	(Cost $1,232,857)	1,232,857

Total Investments: 100.33%
(Cost $35,915,813)		53,284,465

Liabilities In Excess Of Other Assets: (0.33)%		(176,782)
Net Assets: 100.00%		$53,107,683

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Funds’ Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”)..

When such prices or quotations are not available, or when the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2024 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,017,938,822	$–	$–	$1,017,938,822
Short-Term Investment	6,932,498	–	–	6,932,498
TOTAL	$1,024,871,320	$–	$–	$1,024,871,320

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$22,409,696	$–	$–	$22,409,696
Short-Term Investment	281,582	–	–	281,582
TOTAL	$22,691,278	$–	$–	$22,691,278

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$50,672,052	$1,378,000	$–	$52,050,052
Short-Term Investment	1,232,857	–	–	1,232,857
Warrants	1,556	–	–	1,556
TOTAL	$51,906,465	$1,378,000	$–	$53,284,465

For the three months ended July 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended July 31, 2024.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2024 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.